(212) 756-2404	daniel.chakrin@srz.com

May 27, 2005

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: H. Roger Schwall
         Carmen Moncada-Terry
         Timothy Levenberg

Re:
TWC Holding LLC and TWC Holding Corp.
Amendment No. 1 to Registration Statement on Form S-4
File No. 333-124826

Dear Mr. Schwall, Ms. Moncada-Terry and Mr. Levenberg:

        On behalf of TWC Holding LLC and TWC Holding Corp. (the "co-registrants"), we have filed simultaneously by EDGAR, Amendment No. 1 to the above-referenced Registration Statement ("Amendment No. 1") addressing comments contained in the Comment Letter (as defined below) and containing certain requisite exhibits.

        This letter is in response to the comments of the Staff set forth in its letter dated May 18, 2005, concerning the Registration Statement (the "Comment Letter"). For the convenience of the Staff, we have repeated each of the Staff's comments in italics immediately above our responses to each corresponding comment. Capitalized terms used herein and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

        Our responses to the Staff's comments set forth in the Comment Letter are as follows:

General

1.
Ensure that you have registered the offer and issuance of all the securities that will be necessary in the event that you pay interest with additional PIK Notes rather than in cash.

        A revision has been made to ensure that the co-registrants have registered enough securities in the event that interest on the notes are paid in additional notes in lieu of cash. The revision has been made at the bottom of the front cover page. The co-registrants have wired to you additional funds reflecting an increase in the filing fee associated with the registration of the additional notes.

Market Share, Ranking and Other Data, page i

2.
This section is inappropriate. As the registrant, you are responsible for the completeness and accuracy of the disclosure that you include in your filings. You suggest that some of your disclosure "may not be reliable." Eliminate the section or revise it accordingly.

        The revision requested by the staff has been made on page i.

Forward-Looking Statements, page ii

3.
Because you are a limited liability company, the safe harbor provisions of the PSLRA of 1995 do not apply. Moreover, you are making the statements in connection with a tender offer, and you are not currently subject to the reporting provisions of the Securities Exchange Act. Therefore, remove any suggestions that you include "forward-looking statements" within the meaning of the federal securities laws and any statements indicating that the PSLRA of 1995 applies to your disclosure. This comment also applies to all your press released and to any statement that appear on your website.

        The revision requested by the staff has been made on page ii

Risks Related to the Exchange Offer, page 17

4.
The first risk factor in this section, "If you do not exchange your original notes for exchange notes," presents reasons why you believe the holder of original notes should exchange its notes pursuant to the offer. You may include this information elsewhere, as you have done at page 59, but it is inappropriate to include reasons for the exchange offer in the "Risk Factors" section. Please revise accordingly.

  The risk factor "If you do not exchange your original notes for exchange notes," on page 17, has been deleted.

Signature page II—17

5.
We note the disclosure you provide in the "Management" section that starts at page 74. However, you fail to include the corresponding titles to and to identify all the required capacities in which the signatories are signing on behalf of TWC Holding Corp., one of the co-registrants. Please provide all required signatures, and properly identify all required capacities, including those signing as principal financial officer and as principal accounting officer.

        The revision requested by the Staff has been made on page II—17.

        Amendment No. 1 to the Registration Statement was filed by the co-registrants in response to the comments set forth in the Comment Letter. This filing is being made to satisfy contractual obligations of the co-registrants. We respectfully request your prompt review of Amendment No. 1 to the Registration Statement.

*    *    *    *    *

Very truly yours,
/s/ DANIEL CHAKRIN Daniel Chakrin
CC:
Michael M. Thompson
TWC Holding Corp.
10825 Kenwood Road
Cincinnati, Ohio 42542

  John F. McQuay
  TWC Holding Corp.
  10825 Kenwood Road
  Cincinnati, Ohio 42542

  Thomas J. Campbell
  TWC Holding Corp.
  10825 Kenwood Road
  Cincinnati, Ohio 42542

  Michael R. Littenberg, Esq.
  Schulte Roth & Zabel LLP